Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 697,821		$ 998,949
Restricted cash	3,641		1,969
Short-term investments	473,624		399,345
Accounts receivable, net (including $2,456 and $1,655, respectively, due from related parties as of December 31, 2021 and 2022)	67,541		82,550
Prepaid and other current assets (including $34,123 and $34,123, respectively, due from a related party as of December 31, 2021 and 2022)	83,093		107,311
Total current assets	1,325,720		1,590,124
Fixed assets, net	288,226	[1]	329,997	[2]
Goodwill	47,415		48,811
Long-term investments, net	26,012		53,121
Intangible assets, net	5,394		9,136
Long-term time deposits	265,802		189,007
Other assets	19,207		25,589
Total assets	1,977,776		2,245,785
Current liabilities:
Accounts payable (including accounts payable of consolidated variable interest entities ("VIEs") without recourse to the Company of $12,325 and $10,909, respectively, as of December 31, 2021 and 2022)	56,449		87,447
Accrued liabilities (including accrued liabilities of consolidated VIEs without recourse to the Company of $43,695 and $37,946, respectively, as of December 31, 2021 and 2022)	126,461		138,196
Receipts in advance and deferred revenue (including receipts in advance and deferred revenue of consolidated VIEs without recourse to the Company of $45,844 and $40,948, respectively, as of December 31, 2021 and 2022)	48,080		57,041
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of $8,393 and $6,229, respectively, as of December 31, 2021 and 2022)	60,754		91,485
Tax payables (including tax payables of consolidated VIEs without recourse to the Company of $1,539 and $1,183, respectively, as of December 31, 2021 and 2022)	10,612		16,714
Other short-term liabilities (including other short-term liabilities of consolidated VIEs without recourse to the Company of $14,095 and $15,102, respectively, as of December 31, 2021 and 2022, and due to a related party of $34,123 and $34,123, respectively, as of December 31, 2021 and 2022.)	114,532		112,568
Total current liabilities	416,888		503,451
Long-term other payables (including long-term other payables of consolidated VIEs without recourse to the Company of nil as of both December 31, 2021 and 2022)	1,795		3,922
Long-term tax liabilities (including long-term tax liabilities of consolidated VIEs without recourse to the Company of $14,465 and $13,242, respectively, as of December 31, 2021 and 2022)	200,229		193,918
Deferred tax liabilities (including deferred tax liabilities of consolidated VIEs without recourse to the Company of $3,323 and $549, respectively, as of December 31, 2021 and 2022)	247,814		249,165
Other long-term liabilities (including other long-term liabilities of consolidated VIEs without recourse to the Company of $182 and nil, respectively, as of December 31, 2021 and 2022)	340		3,142
Total long-term liabilities	450,178		450,147
Total liabilities	867,066		953,598
Commitments and contingencies
Sohu.com Limited shareholders' equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 38,221 shares and 33,737 shares, respectively, issued and outstanding as of December 31, 2021 and 2022)	34		39
Additional paid-in capital	866,455		965,328
Treasury Stock: $0.001 par value per share (1,129 and nil shares, respectively, as of December 31, 2021 and 2022)	0		(18,776)
Accumulated other comprehensive income/(loss)	(32,837)		51,145
Accumulated earnings	275,790		293,133
Total Sohu.com Limited shareholders' equity	1,109,442		1,290,869
Noncontrolling interest	1,268		1,318
Total shareholders' equity	1,110,710		1,292,187
Total liabilities and shareholders' equity	$ 1,977,776		$ 2,245,785

[1]	Total additions to fixed assets of Sohu and Changyou were $4.6 million and $1.0 million, respectively, for the year ended December 31, 2022.
[2]	Total additions to fixed assets of Sohu and Changyou were $7.1 million and $1.4 million, respectively, for the year ended December 31, 2021.